Deconsolidation of subsidiaries	12 Months Ended
Sep. 30, 2024
Deconsolidation Of Subsidiaries
Deconsolidation of subsidiaries

4. Deconsolidation of subsidiaries

On May 23, 2022, the Group dissolved Kaifeng Youzhitu Automobile Service Co., LTD (“Kaifeng Youzhitu”). On June 6, 2022, the Group dissolved Zhongchi Chefu E-commerce (Tianjin) Co., LTD (“Tianjin E-commerce”). On May 17, 2023, the Group transferred equity interest in Zhongchi Huaxun Automobile Service (Shandong) Co., LTD (“Zhongchi Huaxun”) to a third-party individual for zero consideration. Therefore, the Group was no longer able to operate and exert control over these subsidiaries who only accounted for a small part of business of the Group, and they were deconsolidated accordingly since dissolution date or disposal date.

The deconsolidated subsidiaries had assets, liabilities and the non-controlling interest on each dissolution date or disposal date as the following:

	For the years ended September 30,
	2022	2023	2024

Total assets as of each deconsolidated date	$208	$-	$-
Total liabilities as of each deconsolidated date	(175)	(78)	-
Non-controlling interest as of each deconsolidated date	(42)	-	-
Total gain from deconsolidation of subsidiaries	$(10)	$(78)	$-

Upon the deconsolidation, the Group was no longer entitled to the assets and also legally released from the liabilities previously held by the deconsolidated subsidiaries, which resulted in a gain from the deconsolidation of US$10, US$78 and nil recorded in the investment income in the combined and consolidated statements of operations and comprehensive income/(loss) for the years ended September 30, 2022, 2023 and 2024, respectively. The dissolution or disposal of subsidiaries did not represent a strategic shift and did not have a major effect on the Group’s operation. There was no cash outflow for the dissolution and disposal for the years ended September 30, 2022, 2023 and 2024.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)